Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of significant accounting policies

(a) Basis of Consolidation

The consolidated financial statements include the accounts of Euro Tech Holdings Company Limited and its subsidiaries (the “Group”). The financial statements of variable interest entities (“VIEs”), as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation(previously FASB Interpretation No. 46 (R), “Consolidation of Variable Interest Entities”) , are included in the consolidated financial statements, if applicable. All material intercompany balances and transactions have been eliminated on consolidation.

The Group identified that certain retail shops established in the PRC qualified as variable interest entities as defined in ASC 810-10. The retail shops are principally engaged in the retailing business of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company is the primary beneficiary of these retail shops and, accordingly, consolidated their financial statements. The Company has a controlling financial interest in these retail shops and is subject to a majority of the risk of loss from the retailing activities, and is entitled to receive a majority of the retail shops’ residual returns. Total assets and liabilities of these consolidated VIEs total US$15,564 and US$3,504, as of December 31, 2011 and US$52,748 and US$44,422, as of December 31, 2010, respectively. The cumulative losses on consolidating these VIEs in the Group’s consolidated statement of income in 2011 were US$23,689 (2010: losses of US$112,637 and 2009: losses of US$43,534), including taxes of US$2,222 (2010: US$3,826 and 2009: US$2,432). The assets of the entities consist mainly of cash and bank balances, trade and other receivables, inventories and property, plant and equipment. The creditors of these VIEs do not have a recourse to the general credit of the Group. The Group will provide for all necessary financing for the VIEs.

(b) Subsidiaries and affiliates

A subsidiary is a company in which the Company holds, directly or indirectly, more than 50% of its outstanding voting share capital and over which it is able to exercise control.

Investments in business entities in which the Company does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for using the equity method of accounting.

(c) Revenue Recognition

The Group’s main source of revenue is the sale of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems. The Company recognises revenue when the product is delivered and the title is transferred. For certain products where installation is necessary, revenue is recognised upon completion of installation. Revenue earned from customer support services, which represents a minor percentage of total revenues, is recognised when such services are provided.

Revenues and profits in long term fixed price contracts or engineering income are recognised using the percentage of completion method in accordance with FASB ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, (previously Statement of Position (“SOP”) 81-1, “Accounting for Performance of Construction-Type and Certain Production-Type Contracts”). This approach primarily based on contract costs incurred to date compared with total estimated contract costs. Changes to total estimated contract costs or losses, if any, are recognised in the period they are determined. Revenues recognised in excess of amounts billed are classified as costs and estimated earnings in excess of billings on uncompleted contracts. Essentially all of such amounts are expected to be billed and collected within one year and are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. When reasonably dependable estimates cannot be made, construction contract revenues are recognised using the completed contract method.

(d) Research and Development Costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$200,000, US$24,000 and US$99,000 for the years ended December 31, 2011, 2010 and 2009 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(e) Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$61,000, US$63,000 and US$64,000 for the years December 31, 2011, 2010 and 2009 respectively and were included in “Selling and Administrative” expenses in the Group’s consolidated statements of income.

(f) Taxation

The Group accounts for income and deferred tax under the provision of FASB ASC Subtopic 740-10, Income Taxes, (previously Statement of Financial Accounting Standards (“SFAS”) No. 109: “Accounting for Income Taxes”), under which deferred taxes are recognised for all temporary differences between the applicable tax balance sheets and the consolidated balance sheet. Deferred tax assets and liabilities are recognised for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. ASC 740-10 also requires the recognition of the future tax benefits of net operating loss carry forwards. A valuation allowance is established when the deferred tax assets are not expected to be realised within a reasonable period of time.

In accordance with ASC 740-10, the Company recognises tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax benefits. The Company did not have such uncertain tax positions in 2011, 2010 and 2009.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to be applicable for taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognised in income for the period that includes the enactment date.

(g) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits with banks.

(h) Restricted Cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance guarantees to the customers.  The amount is expected to be released within one year after the balance sheet date.

(i) Receivables and Other Assets

Receivables and other assets are recorded at their nominal values. Doubtful debt allowances are provided for identified individual risks for these line items. If the loss of a certain part of the receivables is probable, doubtful debt allowances are provided to cover the expected loss. Receivables are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(j) Inventories

Inventories are stated at the lower of cost, on the first-in, first-out method, or market value. Costs include purchase and related costs incurred in bringing each product to its present location and condition. Market value is calculated based on the estimated normal selling price, less further costs expected to be incurred for disposal. Allowance is made for obsolete, slow moving or defective items, where appropriate.

(k) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Gains or losses on disposal are reflected in current operations. Major expenditures for betterments and renewals are capitalised. All ordinary repair and maintenance costs are expensed as incurred. Depreciation of property, plant and equipment is computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

(l) Impairment

The Group has adopted FASB ASC Subtopic 360-10, Property, Plant, and Equipment, (previously SFAS No. 144: “Accounting for Impairment or Disposal of Long-Lived Assets”) which requires impairment losses to be recorded for property, plant and equipment to be held and used in operations when indicators of impairment are present. Reviews are regularly performed to determine whether the carrying value of assets is impaired. The Group determines the existence of such impairment by measuring the expected future cash flows (undiscounted and without interest charges) and comparing such amount to the carrying amount of the assets. An impairment loss, if one exists, is then measured as the amount by which the carrying amount of the asset exceeds the discounted estimated future cash flows. Assets to be disposed of are reported at the lower of the carrying amount or fair value of such assets less costs to sell. Asset impairment charges are recorded to reduce the carrying amount of the long-lived asset that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets. There were no impairment losses recorded during each of the three years ended December 31, 2011.

(m) Operating Leases

Leases where substantially all the risks and rewards of ownership of the leased assets remain with the lessors are accounted for as operating leases. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the relevant leases.

(n) Goodwill

The Group has adopted FASB ASC Subtopic 350-10, Intangibles – Goodwill and Other (previously SFAS No.142: “Goodwill and other intangible assets”) which requires the performance of an impairment test on an annual basis.

(o) Foreign Currency Translation

The Company maintains its books and records in United States dollars. Its subsidiaries and affiliates maintain their books and records either in Hong Kong dollars or Chinese Renminbi (“functional currencies”). Foreign currency transactions during the year are translated into the respective functional currencies at the applicable rates of exchange at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the respective functional currencies using the exchange rates prevailing at the balance sheet dates. Gains or losses from foreign currency transactions are recognised in the consolidated statements of income during the year in which they occur. Translation adjustments on subsidiaries’ equity are included as accumulated comprehensive income or loss.

       (p) Derivative Instruments and Hedging Activities

FASB ASC Subtopic 815-10, Derivates and Hedging, (previously SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), as amended by SFAS No. 137, “Accounting for Derivative Instruments and Hedging Activities – Deferral of the Effective Date of FASB Statement No. 133 – an amendment of FASB Statement No. 133”, and SFAS No. 138, “Accounting for Certain Derivative Instruments and Certain Hedging Activities – an amendment of FASB Statement No. 133”, as well as the interpretations of the Derivatives Implementation Group (“DIG”), are applied as amended by SFAS No. 149, “Amendment of Statement 133 on Derivative Instruments and Hedging Activities”). ASC 815-10 contains accounting and reporting standards for hedging accounting and for derivative financial instruments, including certain derivative financial instruments embedded in other contracts.

ASC 815-10 requires that all derivatives be recognised as either assets or liabilities in the consolidated balance sheet and measured at fair value. Depending on the documented designation of a derivative instrument, any change in fair value is recognised either in net income or shareholders’ equity (as a component of accumulated other comprehensive income).

Fair values of derivative instruments are classified as operating assets or liabilities. Changes in fair value of derivative instruments affecting income are classified as other operating income or expenses. Please see note 18 for additional information regarding the Company’s use of derivative instruments.

       (q) Comprehensive Income

The Group has adopted FASB ASC Subtopic 220-10, Comprehensive Income, (previously SFAS No. 130: “Reporting Comprehensive Income,”) which requires the Group to report all changes in equity during a period, except for those resulting from investment by owners and distribution to owners, in the financial statements for the period in which they are recognised. The Group has presented comprehensive income, which encompasses net income and foreign currency translation adjustments, in the consolidated statement of changes in shareholders’ equity.

(r) Ordinary Share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

(s) Net income per Ordinary Share

Net income per ordinary share is computed in accordance with FASB ASC Subtopic 260-10, Earnings Per Share, (previously SFAS No. 128 “Earnings Per Share”), by dividing the net income by the weighted average number of shares of ordinary share outstanding during the period. The Company reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding. Outstanding stock options are the only dilutive potential shares of the Company.

Outstanding stock options are the only dilutive potential shares of the Company.

     (t) Stock-based Compensation

The Group adopted the provisions of FASB ASC Subtopic 718-10, Compensation – Stock Compensation), (previously SFAS No. 123 (revised 2004) (SFAS No. 123(R)), Share-Based Payment) which requires the Group to recognise expense related to the fair value of our stock-based compensation awards, including employee stock options.

(u) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the estimates.

(v) Related Parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

(w) Segment Information

The Company’s segment reporting is prepared in accordance with FASB ASC Subtopic 280-10, Segment Reporting, (previously SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”). The management approach required by ASC 280-10 designates that the internal reporting structure that is used by management for making operating decisions and assessing performance should be used as the source for presenting the Company’s reportable segments. The Company categorises its operations into two business segments: Trading and manufacturing, and Engineering.

(x) Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is a new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. It is applicable to the Company’s fiscal year beginning January 1, 2012. Currently, we evaluated the effect of ASU 2011-05 on its financial statements and have concluded that it would have no material impact on our consolidated financial statements.

ASU 2011-05 was modified by the issuance of ASU 2011-12 - Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 in December 2011, which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. We believe that the adoption of ASU 2011-12 will not have any material impact on our consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on our consolidated financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350) that permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two step goodwill impairment test. The updated guidance requires that, if an entity concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount; it would not be required to perform the two-step impairment test for the reporting unit. The provisions of the updated guidance are effective for annual and interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-08 in the third quarter of 2011. The adoption of this guidance did not affect the Company's results of operations, financial position or liquidity.